Employee Compensation - Share-Based Compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee Stock Options [Member]	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	6,312,576	5,976,870	5,682,206
Weighted- average exercise price	$ 105.26	$ 98.12	$ 87.79
Number of stock options | shares	2,759,935	2,648,426
Weighted- average exercise price	$ 89.99	$ 84.14
Range of exercise prices $60.01 to $70.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	230,413
Weighted- average remaining contractual life (years)	1 month 6 days
Weighted- average exercise price	$ 68.6
Number of stock options | shares	230,413
Weighted- average exercise price	$ 68.6
Range of exercise prices $70.01 to $80.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	615,909
Weighted- average remaining contractual life (years)	1 year 8 months 12 days
Weighted- average exercise price	$ 77.59
Number of stock options | shares	615,909
Weighted- average exercise price	$ 77.59
Range of exercise prices $80.01 to $90.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	654,099
Weighted- average remaining contractual life (years)	5 years 1 month 6 days
Weighted- average exercise price	$ 89.9
Number of stock options | shares	654,099
Weighted- average exercise price	$ 89.9
Range of exercise prices $90.01 to $100.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	1,277,195
Weighted- average remaining contractual life (years)	5 years 10 months 24 days
Weighted- average exercise price	$ 97.07
Number of stock options | shares	386,544
Weighted- average exercise price	$ 96.9
Range of exercise prices $100.01 and over [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options	3,534,960
Weighted- average remaining contractual life (years)	7 years 6 months
Weighted- average exercise price	$ 118.27
Number of stock options | shares	872,970
Weighted- average exercise price	$ 101.38